LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

10.    LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2022	December 31, 2021
Balance, December 31, 2021	$880.6	$735.6
Acquisitions via business combinations	34.9	122.3
Adjustment related to prior year acquisitions	(5.3)	1.6
Disposals	(16.4)	(102.9)
Provisions	92.1	149.4
Adjustment for discount rates	(183.1)	—
Accretion	20.1	14.4
Expenditures	(27.5)	(37.1)
Changes in foreign exchange	51.8	(2.7)
Balance, December 31, 2022	847.2	880.6
Less: Current portion of landfill closure and post-closure obligations	(30.8)	(39.1)
Non-current portion of landfill closure and post-closure obligations	$816.4	$841.5

The present value of GFL’s future landfill closure and post-closure obligations have been estimated by management based on GFL’s cost, in today’s dollars, to settle closure and post-closure obligations at its landfills, projected timing of these expenditures and the application of discount and inflation rates. GFL used a risk-free discount rate of 3.28% in Canada and 3.97% in the United States as at December 31, 2022 (1.60% in Canada and 1.90% in the United States as at December 31, 2021) and an inflation rate of 2.38% in Canada and 2.63% in the United States (1.78% in Canada and 2.09% in the United States as at December 31, 2021) to calculate the present value of the landfill closure and post-closure obligations. Obligations acquired through business combinations are initially valued at fair value using a credit-adjusted, risk-free discount rate. Reducing the discount rate to the risk-free rate resulted in a one-time increase to the liability of $7.8 million included in the provisions line item in the table above for the year ended December 31, 2022 ($54.9 million for the year ended December 31, 2021).

The landfill closure and post-closure obligations mature as follows:

Less than 1 year	$30.8
Between 1-2 years	102.7
Between 2-5 years	117.9
Over 5 years	595.8
$847.2

Funded landfill post-closure assets

GFL is required to deposit funds into trusts to settle post-closure obligations for landfills in certain jurisdictions. As at December 31, 2022, included in other long-term assets are funded landfill post-closure obligations, representing the fair value of legally restricted assets, totaling $26.1 million ($22.9 million as at December 31, 2021).